U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

1	Name and Address of Issuer:

Principal Funds, Inc.

The Principal Financial Group Des Moines, IA 50392-0200

2	The name of each series or class of securities for which this Form is filed (If the Form is being file for all series and classes of securities of the issues, check the box but do not list series or classes

California Insured Intermediate Municipal Fund

3	Investment Company Act File Number	811-07572
	Securities Act File Number:	33-59474

4 a	Last day of fiscal year for which this notice is filed
February 22, 2008

4 b	Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of th issuer's fiscal year). (See Instruction A.2

X

Note: If the Form is being filed late, interest must be paid on the registration fee du

4 c	Check box if this is the last time the issuer will be filing this Form
X

5	Calculation of registration fee

	(i)	Aggregate sale price of securities sold during the
		fiscal year in reliance on rule 24f-2			$1,952,250

	(ii)	Aggregate price of shares redeemed or
		repurchased during the fiscal year	(87,536,605)

	(iii)	Aggregate price of shares redeemed or
repurchased during any prior fiscal year ending n
		earlier than October 11, 1995 that were no	0
previously used to reduce registration fee
payable to the Commission:

	(iv)	Total available redemption credits
		[Add items 5(ii) and 5(iii)]:			87,536,605

	(v)	Net Sales - If Item 5(i) is greater than Item 5(iv
		[subtract Item 5(iv) from Item 5(i)]			0

	(vi)	Redemption credits available for use in future year
-- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]"	0

	(vii)	Multiplier for determining registration fee (See
		Instruction c.9):			0.0000393

	(viii)	Registration fee due [Multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			0.00

Total
6	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that wer registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effectiv date of rescisision of rule 24e-2], then report the amount of securities (number of shares o other units) deducted here: ____________ . If there is a number of shares or other units th were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for whic this form is filed that are available for use by the issuer in future fiscal years, then state th number here: ____________ .

7	Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal ye
(see Instruction D):
			+		0

8	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7

0.00

9	Date the registration fee and any interest payment was sent to the Commission'
lockbox depository:

Method of Delivery:

	X	Wire Transfer

	N/A	Mail or other means

Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal Funds, Inc.

By	/s/Layne A. Rasmussen Layne A. Rasmussen Vice President, Controller and CFO

Date:

01/23/2009